UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:  1/31/12

Item 1.  Reports to Stockholders.

Grant Park Managed Futures Strategy Fund

 Class A shares: GPFAX

Class C shares: GPFCX

Class I shares: GPFIX

Class N shares: GPFNX

Class W shares: GPFWX

Annual Report

January 31, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

January 31, 2012

Dear Shareholders,

Performance Review

The Fund’s performance during 2011 was generally driven by a series of significant global macro-economic events.  Early in the year, the Japanese tsunami devastated that country and had a significant adverse impact on the financial markets and currencies in which the fund trades.  Additionally, the on-going European sovereign debt crisis was triggered by the protracted events in Greece and remained an issue which significantly impacted the global financial markets throughout the year.

The key mid-year events concerned the downgrading of U.S. government debt by S&P, coupled with forecasts for prolonged European economic downturn and the devaluation of the Swiss currency.

Finally, the apparent resolution of the Greek debt crisis helped to fuel a significant rally in global equities, in general, and in strengthening the Euro currency, in particular.

One of the key aspects of the Fund’s investment strategy is to actively manage its investments by responding to daily global market conditions in pursuit of potentially profitable trading opportunities.  The global events described above caused frequent price reversals across the markets and resulted in limited opportunities for the Fund to trade profitably.

Investment Outlook

The risk management strategy was successful in delivering minimal losses of  -2.00% for the year and the Fund was among the highest performing funds in its peer group.

At year end, the markets in which the Fund trades had returned to their historical behaviors and all elements of the Fund’s strategies were actively engaged in seeking investment opportunities and the Fund’s leadership remains optimistic about the on-going prospects for continued, positive performance.

We appreciate your support and commitment during a year of extraordinary volatility and uncertainty across the global financial markets.

Grant Park Managed Futures Strategy Fund
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended January 31, 2012, as compared to its benchmark:
Inception** -
January 31, 2012
Grant Park Managed Futures Strategy Fund - Class A	-2.00%
Grant Park Managed Futures Strategy Fund - Class A with load	-7.63%
Grant Park Managed Futures Strategy Fund - Class C	-2.60%
Grant Park Managed Futures Strategy Fund - Class I	-1.80%
Grant Park Managed Futures Strategy Fund - Class N	-2.00%
Grant Park Managed Futures Strategy Fund - Class W	-2.20%
S&P 500 Total Return Index	1.21%
Barclays Capital U.S. Government/Corporate Long Bond Index	25.64%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s total annual operating expenses are 1.95% for Class A shares, 2.70% for Class C shares, 1.70% for Class I shares, 1.95% for Class N shares, and 2.20% for Class W shares per the February 28, 2011 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

** Inception date is March 4, 2011.

Consolidated Portfolio Composition as of January 31, 2012

Holdings by type of investment	% of Net Assets
U.S Government & Agency Obligations	52.5%
Futures	1.1%
Forwards	(0.1)%
Purchase Options	0.0%	(1)
Money Market Funds	17.7%
Other / Cash & Cash Equivalents	28.8%
	100.0%

(1) Amount represents less than 0.1%
Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2012

Principal ($)		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 44.5%

$ 5,000,000	Federal Farm Credit Bank	0.2735	+	10/12/2012	$ 5,006,000
8,000,000	Federal Home Loan Banks	1.2500		6/15/2012	8,033,360
1,600,000	Federal Home Loan Banks	0.2500		6/21/2012	1,600,832
2,000,000	Federal Home Loan Banks	2.0000		9/14/2012	2,023,520
8,000,000	United States Central Federal Credit	1.9000		10/19/2012	8,101,200
3,000,000	United States Treasury Note	0.2500		10/31/2013	3,001,992
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $27,752,508)				27,766,904

Contracts
	PURCHASED PUT OPTIONS ++ - 0.0%
1	EMINI NASDAQ, Strike Price $2,220, Expiration Date 2/1/12 (Premium Paid - $185)				48

Shares
	SHORT-TERM INVESTMENTS - 25.7%
	MONEY MARKET FUNDS - 17.7%
11,000,480	AIM STIT Liquid Assets Portfolio, to yield 0.00% *				11,000,480

Principal ($)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%
$ 5,000,000	United States Treasury Bill, zero coupon, due 4/26/12				4,999,410

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,999,890)				15,999,890

	TOTAL INVESTMENTS - 70.2% (Cost - $43,752,583) (a)				$ 43,766,842
	OTHER ASSETS LESS LIABILITIES - 29.8%				18,590,169
	NET ASSETS - 100.0%				$ 62,357,011

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $43,752,446 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:			$ 14,396
		Unrealized depreciation:			-
		Net unrealized appreciation:			$ 14,396

+	Variable rate security.
++	This instrument is a holding of GPMFS Fund Limited.
*	Interest rate reflects seven-day effective yield on January 31, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
January 31, 2012

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
78	2 YR T-NOTE	MAR12	$ 17,218,500	$ 12,707
62	5 YR T-NOTE	MAR12	7,690,906	35,795
1	ALSI	MAR12	38,658	986
3	AS 10 YR BOND	MAR12	377,226	2,420
6	AS 3 YR BOND	MAR12	689,054	(2,158)
1	AS-BK-BILL	DEC12	75,182	206
1	AS-BK-BILL	JUN12	75,160	(1,158)
4	AS-BK-BILL	SEP12	300,736	(2,496)
3	AS-INDEX-200	MAR12	336,633	3,505
29	AUSDOLLAR	MAR12	3,080,090	101,205
1	BEANMEAL	JUL12	32,390	(200)
8	B-POUND	MAR12	788,000	1,131
8	BR-CRUDE	MAR12	887,840	(10,760)
2	BR-CRUDE	MAY12	220,940	8,010
3	CAC JUMBO	FEB12	129,630	(1,740)
17	CANADA BOND	MAR12	2,281,971	15,800
1	COFFEE	MAR12	80,644	(5,644)
1	COFFEE	MAY12	81,750	(6,469)
3	COPPER	MAR12	284,250	(6,887)
3	CORN	JUL12	97,313	(2,138)
4	CORN	MAY12	129,050	4,763
2	COTTON	JUL12	95,610	980
2	COTTON	MAR12	93,250	(3,740)
1	COTTON	MAY12	47,255	(1,475)
6	CRUDE	DEC12	601,680	(4,520)
4	CRUDE	JUN12	398,560	(1,860)
7	CRUDE	MAR12	689,360	(21,200)
3	CRUDE	SEP12	300,360	7,820
6	DAX	MAR12	1,269,508	28,589
5	DOLLAR INDEX	MAR12	397,085	475
10	E MINI RUSSELL	MAR12	791,200	36,080
20	EMINI NASDAQ	MAR12	985,700	32,191
62	EMINI S&P	MAR12	4,055,575	51,196
3	EOE INDEX	FEB12	249,172	(942)
56	ERX 2 BUND	MAR12	8,091,250	30,263
17	ERX BOBL	MAR12	2,794,141	39,304
107	EURDOLLAR	DEC12	1,901,161	26,002
11	EURDOLLAR	DEC13	195,250	5,963
6	EURDOLLAR	JUN12	106,650	850
24	EURDOLLAR	JUN13	426,321	7,137
4	EURDOLLAR	MAR12	71,104	1,650

The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
January 31, 2012

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
24	EURDOLLAR	MAR13	$ 426,407	$ 6,238
2	EURDOLLAR	MAR14	35,480	1,375
14	EURDOLLAR	SEP12	248,800	2,012
20	EURDOLLAR	SEP13	355,161	7,600
19	EURO BUND	MAR12	3,473,383	56,418
13	EURO STOXX50	MAR12	411,623	4,684
1	EUROYEN	DEC12	23,334	(16)
2	EUROYEN	MAR13	46,662	(98)
4	GAS OIL	APR12	378,600	(1,475)
3	GAS OIL	FEB12	284,775	(5,450)
6	GASOLINE BLENDSTOCK	APR12	757,084	18,938
7	GASOLINE BLENDSTOCK	MAR12	849,925	14,928
9	GOLD	APR12	1,566,360	51,725
3	HEAT OIL	APR12	381,641	433
1	HEAT OIL	MAY12	126,311	458
1	HK INDEX	FEB12	131,252	(1,367)
1	HOGS	APR12	35,550	(1,580)
4	IMM AUD/JPY	MAR12	849,680	735
4	IMM GBP/CHF	MAR12	788,000	(3,749)
2	JAPAN BOND	MAR12	3,739,280	25,962
4	LCATTLE	APR12	205,720	(680)
45	LIF EURIBOR	DEC12	1,043,613	30,256
15	LIF EURIBOR	DEC13	347,363	10,893
8	LIF EURIBOR	JUN12	185,475	6,493
8	LIF EURIBOR	JUN13	185,456	8,177
1	LIF EURIBOR	MAR12	23,158	801
9	LIF EURIBOR	MAR13	208,701	10,107
1	LIF EURIBOR	MAR14	23,139	213
18	LIF EURIBOR	SEP12	417,445	12,102
5	LIF EURIBOR	SEP13	115,863	5,871
4	LIF FTSE	MAR12	355,829	2,498
9	LME ALUM	FEB12	496,800	26,787
9	LME ALUM	DEC12	508,952	10,913
20	LME ALUM	JUN12	1,173,800	(46,049)
39	LME ALUM	MAR12	2,188,635	(20,718)
6	LME ALUM	MAR13	323,426	27,200
12	LME ALUM	SEP12	715,427	(30,525)
2	LME COPPER	DEC12	409,388	7,563
9	LME COPPER	JUN12	1,893,133	(19,896)
12	LME COPPER	MAR12	2,422,918	72,183
3	LME COPPER	MAR13	610,520	14,831
1	LME COPPER	MAY12	210,125	(2,075)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
January 31, 2012

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	LME COPPER	SEP12	$ 225,125	$ (16,744)
1	LME LEAD$	FEB12	54,775	2,588
4	LME LEAD$	APR12	221,075	17,093
2	LME NICKEL	FEB12	214,470	35,034
6	LME NICKEL	JUN12	733,977	17,919
13	LME NICKEL	MAR12	1,452,509	171,763
2	LME ZINC	FEB12	97,618	7,020
2	LME ZINC	JUN12	101,125	4,800
14	LME ZINC	MAR12	682,143	52,857
4	LME ZINC	MAY12	191,411	19,164
10	LONG GILT	MAR12	1,847,860	29,754
3	MINI DOW	MAR12	188,655	5,410
1	MINI MIDCA	MAR12	93,490	2,320
1	NEWZEALAND BILL	JUN12	58,674	262
1	NEWZEALAND BILL	MAR12	58,671	121
15	NZ DOLLAR	MAR12	1,240,200	53,140
8	OMX 30 INDEX	FEB12	121,503	162
7	OSE MINI NIK225	MAR12	80,862	465
1	OSK NIKKEI	MAR12	115,517	656
1	S&P CANADA	MAR12	141,266	(678)
7	SA RAND	MAR12	448,098	3,787
29	SGX JGB	MAR12	5,421,576	6,424
2	SILVER	MAR12	332,620	3,745
3	SOYABEAN	JUL12	182,700	(3,513)
45	STERLING	DEC12	627,642	22,320
5	STERLING	JUN12	69,696	1,005
11	STERLING	JUN13	153,408	5,575
4	STERLING	MAR12	55,728	1,005
12	STERLING	MAR13	167,388	7,269
16	STERLING	SEP12	223,117	4,354
5	STERLING	SEP13	69,710	1,497
1	SUGAR#11	JUL12	25,357	(851)
1	SUGAR#11	MAY12	25,861	(1,053)
124	T-BOND	MAR12	16,583,625	140,808
1	TOPIX	MAR12	99,192	66
4	ULTRA T-BOND	MAR12	639,875	6,219
3	WTI CRUDE	APR12	296,550	(3,070)
44	YEN	MAR12	7,211,600	98,803

	Net Unrealized Gain from Open Long Futures Contracts			$ 1,383,853

The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
January 31, 2012

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
41	2 YR T-NOTE	MAR12	$ 9,050,750	$ 1,281
3	AS-BK-BILL	MAR12	225,299	1,053
1	AS-INDEX-200	MAR12	112,211	1,407
1	BEANMEAL	MAY12	32,130	(2,730)
3	BEANMEAL	MAR12	95,790	(7,260)
1	BEANOIL	MAY12	30,786	(762)
2	BEANOIL	MAR12	61,044	(308)
2	BEANOIL	JUL12	62,064	342
11	BEANOIL	MAR12	335,742	(3,191)
20	B-POUND	MAR12	1,792,700	(31,585)
5	BR-CRUDE	APR12	553,450	3,590
1	CANADA BILL	MAR12	17,586	74
1	CANADA BILL	JUN12	17,593	-
31	CANADA BILL	SEP12	545,672	4,489
8	CANADIAN-DLR	MAR12	798,000	(18,900)
1	COCOA	MAY12	23,240	1,600
2	COCOA	JUL12	47,000	(2,980)
2	COCOA	MAR12	45,820	(270)
1	COFFEE	MAR12	80,644	3,506
1	COFFEE	JUL12	82,838	206
4	COFFEE	MAY12	327,000	15,450
12	CORN	MAR12	383,400	(16,351)
9	CORN	JUL12	291,938	(4,900)
1	COTTON	MAY12	47,255	1,485
10	COTTON	MAR12	466,250	2,895
2	CRUDE	MAR12	196,960	2,170
6	CRUDE	APR12	593,100	12,810
9	CRUDE	MAR12	886,320	2,486
6	CRUDE	MAY12	595,620	12,660
2	DAX	MAR12	423,169	(1,357)
7	DOLLAR INDEX	MAR12	555,919	(819)
2	EMINI S&P	MAR12	130,825	1,275
5	ERX 2 BUND	MAR12	722,433	(177)
4	ERX BOBL	MAR12	657,445	(393)
70	EURO	MAR12	11,448,500	37,370
2	GOLD	APR12	348,080	(1,340)
1	HEAT OIL	MAR12	128,138	(1,420)
1	HK INDEX	FEB12	131,252	(32)
5	HOGS	JUN12	196,450	(4,760)
2	IMM EURO FX/JY	MAR12	327,100	5,884
2	IMM GBP/JPY	MAR12	394,000	2,835
1	KC WHEAT	MAY12	36,188	(2,113)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
January 31, 2012

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
2	KC WHEAT	JUL12	$ 73,150	$ (3,425)
2	KC WHEAT	MAR12	71,550	(875)
1	LCATTLE	JUN12	51,110	(1,180)
2	LCATTLE	APR12	102,860	(3,340)
2	LCATTLE	JUN12	102,220	(870)
8	LIF FTSE	MAR12	711,659	1,221
9	LME ALUM	FEB12	483,810	(12,991)
1	LME ALUM	MAR13	58,525	88
44	LME ALUM	MAR12	2,409,976	(35,879)
1	LME ALUM	MAY12	51,275	(4,838)
19	LME ALUM	JUN12	1,068,428	(2,937)
1	LME ALUM	JUL12	51,763	(4,838)
16	LME ALUM	SEP12	914,633	1,431
6	LME ALUM	DEC12	340,238	(6,338)
1	LME COPPER	MAR13	204,900	(3,550)
11	LME COPPER	MAR12	2,264,833	(22,341)
1	LME COPPER	MAY12	191,663	(16,388)
7	LME COPPER	JUN12	1,399,872	(57,121)
2	LME COPPER	SEP12	392,244	(24,519)
2	LME COPPER	DEC12	387,700	(29,250)
1	LME LEAD$	MAR12	55,069	(6,461)
4	LME LEAD$	APR12	221,075	(23,491)
1	LME LEAD$	FEB12	109,550	(5,175)
2	LME NICKEL	FEB12	217,405	(32,099)
13	LME NICKEL	MAR12	1,467,358	(156,914)
2	LME NICKEL	APR12	247,602	(2,562)
1	LME NICKEL	MAY12	111,870	(13,362)
3	LME NICKEL	JUN12	333,252	(42,696)
2	LME ZINC	FEB12	94,770	(9,868)
13	LME ZINC	MAR12	606,476	(76,024)
4	LME ZINC	MAY12	183,525	(27,050)
2	LME ZINC	JUN12	94,500	(11,425)
1	LME ZINC	SEP12	51,475	(1,925)
1	LON COCOA	MAY12	23,813	552
2	LON COCOA	MAR12	47,185	2,065
1	LONG GILT	MAR12	184,786	(189)
7	NATURAL GAS	MAR12	175,210	27,355
3	NATURAL GAS	APR12	79,140	4,940
9	NATURAL GAS	MAY12	246,420	(9,110)
1	NIKKEI	MAR12	57,693	492
21	PESO	MAR12	804,930	(9,411)
1	PLATINUM	APR12	79,405	(5,159)
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
January 31, 2012

Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ROBUSTA	MAR12	$ 18,360	$ (390)
1	S&P CANADA	MAR12	141,266	(3,491)
7	S-FRANC	MAR12	950,950	(10,463)
2	SGX NIFTY	FEB12	20,920	(667)
1	SGX SIMSCI	FEB12	52,959	(159)
1	SILVER	MAR12	166,310	(14,893)
7	SOYABEAN	MAR12	419,650	(8,192)
5	SOYABEAN	MAY12	302,125	(8,138)
16	SUGAR#11	MAR12	423,629	18,491
3	SUGAR#11	MAY12	77,582	6,149
1	TAIWAN INDEX	FEB12	26,820	(190)
1	ULTRA T-BOND	MAR12	159,969	(5,747)
3	WHEAT	MAR12	99,900	(8,338)
2	WHEAT	MAY12	68,025	(5,938)
6	WHEAT	JUL12	207,300	(14,375)
1	WPG CANOLA	MAR12	10,372	(134)

	Net Unrealized Loss from Open Short Futures Contracts			$ (668,705)

	Net Unrealized Gain from Open Futures Contracts			$ 715,148

++ This instrument is a holding of GPMFS Fund Limited.

  * This schedule provides the detail of futures contracts the fund held as of the date of the financial statements, January  31, 2012. The amounts shown in column 4 ("Underlying Face Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools (consolidated as of January 31, 2012) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $14,048,456.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
January 31, 2012

Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Buy:
Brazilian Reais	2/2/2012	1	$ 1	$ (7,345)
Brazilian Reais	3/21/2012	100,000	57,240	(163)
Canadian Dollar	2/3/2012	3,279	3,271	5
Chilean Peso	3/21/2012	60,000,000	122,058	(1,679)
Columbian Peso	3/21/2012	584,600,000	322,986	(1,903)
Indonesian Rupiah	3/21/2012	372,300,000	41,344	(3,350)
Indian Rupee	3/21/2012	2,400,000	48,456	(5,992)
Japanese Yen	2/3/2012	420,880	5,519	4
Japanese Yen	2/1/2012	12,814	168	-
Mexican Peso	3/21/2012	400,000	30,664	(146)
Norwegian Krone	2/1/2012	5,422	924	(5)
Peruvian Nuevo Sol	3/21/2012	900,000	334,697	(17)
Philippine Peso	3/21/2012	5,700,000	133,118	(727)
South African Rand	3/22/2012	400,000	51,211	(645)
South Korean Won	3/21/2012	101,000,000	89,769	(100)
Taiwan Dollar	3/21/2012	100,000	3,375	147
Turkish Lira	3/21/2012	200,000	112,580	(4)
Australian Dollar	2/3/2012	312,500	331,906	(1,179)
Australian Dollar	2/24/2012	468,750	497,859	1,140
Australian Dollar	2/1/2012	156,250	165,953	227
Euro	2/3/2012	468,750	613,313	551
Euro	2/3/2012	156,250	204,438	(2,904)
Euro	2/1/2012	156,250	204,438	(376)
Singapore Dollar	3/21/2012	500,000	397,350	8,365
Australian Dollar	2/3/2012	312,500	331,906	(7,619)

The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
January 31, 2012

Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Sell:
Czech Koruna	3/21/2012	1,100,000	56,840	531
Hungarian Forint	3/21/2012	8,500,000	37,766	202
Indian Rupee	2/24/2012	19,785,156	399,462	(5,357)
Japanese Yen	3/21/2012	110,590	1,450	(13)
Norwegian Krone	2/3/2012	1,499	256	1
Norwegian Krone	3/21/2012	1,000,000	170,500	789
Polish Zlotty	3/21/2012	200,000	62,000	184
Swedish Krona	2/27/2012	1,100,000	161,768	516
Thai Baht	3/21/2012	4,500,000	145,161	(4,337)
Australian Dollar	2/3/2012	312,500	331,906	(231)
Australian Dollar	2/24/2012	468,750	497,859	310
Australian Dollar	2/1/2012	156,250	165,953	(395)
Euro	2/3/2012	156,250	204,438	(296)
Euro	2/3/2012	468,750	613,313	1,044
Euro	2/1/2012	156,250	204,438	(548)
Singapore Dollar	3/21/2012	500,000	397,350	(7,248)
Australian Dollar	2/3/2012	312,500	331,906	2,100

	Net Unrealized Loss on Foreign Exchange Contracts			$ (36,463)

++ This instrument is a holding of GPMFS Fund Limited.

OPTIONS WRITTEN
January 31, 2012

Security ++	Expiration Date	Exercise Price	Contracts	Value
EMINI NASDAQ	2/1/2012	$ 2,220	1	$ 125
			(Premiums Received $385)	$ 125

++ This instrument is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012

Assets
Investment securities:
At cost	$ 43,752,583
At value	$ 43,766,842
Cash	11,467,032
Cash on deposit with brokers	5,560,350
Receivable for Fund shares sold	604,891
Net unrealized gain from open futures contracts	715,148
Interest receivable	82,373
Other receivable	492,239
Prepaid expenses and other assets	93,259
Total Assets	62,782,134

Liabilities
Payable for Fund shares repurchased	140,461
Net unrealized loss on foreign exchange contracts	36,463
Options written, at value (premiums received $385)	125
Investment advisory fees payable	56,516
Incentive fees payable	34,916
Fees payable to other affiliates	13,038
Distribution (12b-1) fees payable	9,689
Accrued expenses and other liabilities	133,915
Total Liabilities	425,123
NET ASSETS	$ 62,357,011

Net Assets Consist of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 59,121,562
Accumulated net investment loss	(414,329)
Accumulated net realized loss from security transactions	(1,170,212)
Net unrealized appreciation of investments	786,001
Controlling interest of the Grant Park Managed Futures Strategy Fund	58,323,022
Non-controlling interest	4,033,989
NET ASSETS	$ 62,357,011

The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
January 31, 2012

Net Asset Value Per Share:
Class A Shares *
Net Assets	$ 15,026,398
Shares of beneficial interest outstanding	1,533,009
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.80
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$ 10.40

Class C Shares *
Net Assets	$ 1,864,064
Shares of beneficial interest outstanding	191,466
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.74

Class I Shares *
Net Assets	$ 18,950,581
Shares of beneficial interest outstanding	1,929,254
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.82

Class N Shares *
Net Assets	$ 22,290,052
Shares of beneficial interest outstanding	2,273,886
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.80

Class W Shares *
Net Assets	$ 191,927
Shares of beneficial interest outstanding	19,634
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.78

* Share class information does not include non-controlling interest.
(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended January 31, 2012 (a)

Investment Income
Interest	$ 18,570
Total Investment Income	18,570

Expenses
Investment advisory fees	263,838
Management fees	196,304
Incentive fees	236,895
Provision for doubtful accounts	140,000
Administrative services fees	42,261
Professional fees	70,925
Distribution (12b-1) fees, Class A	11,480
Accounting services fees	26,531
Registration fees	19,730
Transfer agent fees	24,389
Interest Expense	1,296
Printing and postage expenses	11,138
Compliance officer fees	16,193
Distribution (12b-1) fees, Class C	6,392
Distribution (12b-1) fees, Class N	15,027
Distribution (12b-1) fees, Class W	298
Custodian fees	10,862
Trustees fees and expenses	4,942
Insurance expense	1,218
Other expenses	24,197
Total Expenses	1,123,916

Less: Fees waived by the Advisor	(178,587)

Net Expenses	945,329
Net Investment Loss	(926,759)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Future and foreign exchange contracts	(1,596,924)
Security transactions	7,052
(1,589,872)
Net change in unrealized appreciation (depreciation) of:
Security transactions	241,649
Open future and foreign exchange contracts	775,967
1,017,616

Realized and Unrealized Loss	(572,256)

Net Decrease in Net Assets Resulting From Operations	$ (1,499,015)
(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.
The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Continued)
For the Period Ended January 31, 2012 (a)

Net Loss Attributable to
the non-controlling interest	$ 365,320

Net Decrease in Net Assets From Operations
Attributable to the Grant Park Managed Futures Strategy Fund	$ (1,133,695)

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
For the
Period Ended
January 31,
2012 (a)
From Operations
Net investment loss	$ (926,759)
Net realized loss from security transactions and futures
contracts	(1,589,872)
Net change in unrealized appreciation (depreciation) of investments
futures contacts and foreign currency transactions	1,017,616
Net decrease in net assets resulting from operations	(1,499,015)

Capital Transactions - Controlling Interest
Proceeds from shares sold	67,971,138
Redemption fee proceeds	4,545
Payments for shares redeemed	(8,518,966)
Total Increase in Net Assets From Capital Transactions -
Controlling Interest	59,456,717
Capital Transactions - Non-controlling Interest
Proceeds from contributions	4,649,309
Withdrawals	(250,000)
Total Increase in Net Assets From Capital Transactions -
Non-controlling Interest	4,399,309
Net Assets
Beginning of Period	-
End of Period *	$ 62,357,011
*Includes accumulated net investment loss of:	$ (414,329)

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

The accompanying notes are an integral part of these consolidated financial statements.
Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)
For the
Period Ended
January 31,
2012 (a)
SHARE ACTIVITY
Class A:
Shares Sold	1,650,613
Shares Redeemed	(117,604)
Net increase in shares of beneficial interest outstanding	1,533,009

Class C:
Shares Sold	193,488
Shares Redeemed	(2,022)
Net increase in shares of beneficial interest outstanding	191,466

Class I:
Shares Sold	2,412,299
Shares Redeemed	(483,045)
Net increase in shares of beneficial interest outstanding	1,929,254

Class N:
Shares Sold	2,532,387
Shares Redeemed	(258,501)
Net increase in shares of beneficial interest outstanding	2,273,886

Class W:
Shares Sold	19,638
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	19,634

(a)	The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS *
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended January 31, 2012 (1)
	Class A	Class C	Class I	Class N	Class W
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.31)	(0.36)	(0.29)	(0.34)	(0.32)
Net realized and unrealized gain	0.11	0.10	0.11	0.14	0.10
Total from investment operations	(0.20)	(0.26)	(0.18)	(0.20)	(0.22)

Net asset value, end of period	$ 9.80	$ 9.74	$ 9.82	$ 9.80	$ 9.78

Total return (3)	(2.00)%	(2.60)%	(1.80)%	(2.00)%	(2.20)%

Net assets, at end of period (000s)	$ 15,026	$ 1,864	$ 18,951	$ 22,290	$ 192

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)(5)	4.80%	6.64%	4.17%	4.26%	14.70%
Ratio of net expenses to average
net assets, including interest expense (5)	3.55%	4.10%	3.23%	3.81%	3.60%
Ratio of net investment loss
to average net assets (5)	(3.45)%	(4.01)%	(3.14)%	(3.71)%	(3.50)%

Portfolio Turnover Rate (6)	16%	16%	16%	16%	16%

* Does not include non-controlling interest.
(1)	The Grant Park Managed Futures Strategy Fund's Class A shares commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges. Total returns for periods less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2012

1.

ORGANIZATION

The Grant Park Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to achieve income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund offers five classes of shares: Class A shares, Class C shares, Class I shares, Class N shares and Class W shares. Class C, I, N and W shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

 quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 32,766,314	$ -	$ 32,766,314
Purchased Put Options	48	-	-	48
Money Market Funds	11,000,480	-	-	11,000,480
Futures Contracts	715,148	-	-	715,148
Total	$ 11,715,676	$ 32,766,314	$ -	$ 44,481,990

Liabilities	Level 1	Level 2	Level 3	Total
Forward Exchange Contracts	$ -	$ 36,463	$ -	$ 36,463
Written Options	125	-	-	125
Total	$ 125	$ 36,463	$ -	$ 36,588

The Fund did not hold any Level 3 securities during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period. During the period from March 4, 2011 thru September 19, 2011 the Fund held an investment in GDMFF as Level 2. At the time of consolidation the individual positions were moved to the appropriate levels.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary.  The consolidated financial statements of GPMFS include the financial statements of Global Diversified Managed Futures Fund LP (GDMFF).  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.  GPMFS commenced operations on March 11, 2011.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

A summary of the Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS) *
January 31, 2012
Fair Value of GDMFF	$ 14,048,456
Other Assets	$ -
Total Net Assets	$ 14,048,456

Percentage of the Fund's Total Net Assets	24.0%

GDMFF is a majority owned commodity pool (CP) subsidiary which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts.  It is anticipated the CTA programs used by GDMFF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  As of January 31, 2012, GPMFS had a 77.70% ownership in GDMFF.  GPMFS obtained a controlling economic interest (greater than 50%) in GDMFF on September 20, 2011 and began consolidating the operations of GDMFF on that date.  GPMFS maintained a greater than 50% ownership for the remainder of the fiscal year ended January 31, 2012.  The non-controlling interest is the portion of equity ownership in GDMFF not attributable to GPMFS or the Fund.  From March 11, 2011 (date of initial investment) through September 19, 2011, GPMFS accounted for its investment in GDMFF at fair value, utilizing the net asset value provided by the underlying investment advisor.

For tax purposes, GPMFS is an exempted Cayman investment company.  GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

 other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

 be required to maintain the margin deposits on the futures contracts.  Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the consolidated statements of assets and liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended January 31, 2012, the Fund had realized losses of $1,430,758 from futures contracts.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following table summarizes the Fund's written option activity:

Option Contracts	Number of Option Contracts	Premium
Outstanding at September 19, 2011	-	$ -
Options written	4	1,635
Options terminated in closing purchase transactions	(1)	(115)
Options expired	(2)	(1,135)
Outstanding at January 31, 2012	1	$ 385

Includes controlling and non-controlling interest.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended January 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from future and foreign exchange contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended January 31, 2012:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended January 31, 2012
Futures/Options Purchased/Options Written	$ (626,481)	$ (246,872)	$ (274,628)	$ (252,212)	$ (1,400,193)
Forward Contracts	-	(196,731)	-	-	$ (196,731)
	$ (626,481)	$ (443,603)	$ (274,628)	$ (252,212)	$ (1,596,924)

Derivative transactions for the period September 20, 2011 through January 31, 2012. Includes controlling and non-controlling interest.  There were no derivative transactions from March 4, 2011 (commencement of operations) through September 19, 2011.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying consolidated statement of operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $8,097,910 and $1,215,000, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Knollwood Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, Class N and Class W shares, respectively.   For the period ended January 31, 2012, the Advisor waived fees and reimbursed expenses in the amount of $178,587.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class W shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C, Class I, Class N and Class W shares subsequently exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2012, the Advisor has $178,587 of waived/reimbursed expenses that may be recovered no later than January 31, 2015.

Expenses from GDMFF – During the period ended January 31, 2011, GDMFF engaged Denali Asset Management LLP (“Denali”), Metolius Capital LLC (“Metolius”), Quantitative Investment Management LLC (“QIM”), Welton Investment Corporation (“Welton”), and Winton Capital Management Limited, (“Winton”) to provide advisory services.

GDMFF Management Fee: Pursuant to the GDMFF agreements with the Advisors, each Advisor receives a quarterly advisory management fee of up to 1/12th of 1% (one twelfth of one percent) on the basis of month-end “Allocated Net Assets”, defined by the general partner as allocated total assets of GDMFF including all cash and cash equivalents plus the market value of all open commodity interest positions and U.S. Treasury bills, but minus all accrued liabilities of GDMFF. The advisory management fee is calculated after deduction of brokerage fees, but before reduction for any incentive fee or other costs and before inclusion of new partner subscriptions and redemptions for the current day.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

GDMFF Incentive Fee: GDMFF also pays the Advisors a quarterly incentive fee between 20%-30% of the “New Trading Profit”, if any, of GDMFF. The incentive fee is based on the performance of each Advisor’s portion of the assets allocated to them. New Trading Profit in any quarter is equal to the “Trading Profit” for such quarter that is in excess of the highest level of such cumulative trading profit as of any previous calendar quarter-end. Trading Profit is calculated by including realized and unrealized profits and losses, excluding interest income, and deducting the advisory management fee and brokerage fee.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets attributable to the Class A, Class C, Class N and Class W shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, Class N and Class W shares.  The Distributor is an affiliate of GFS.  For the period ended January 31, 2012, the Distributor received $168,754 in underwriting commissions for sales of Class A shares, of which $23,622 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Funds.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2012, the Fund assessed $1,106, $157, $1,946, $1,323 and $13 for Class A shares, Class C shares, Class I shares, Class N shares and Class W shares, respectively, in redemption fees.

6.  TAX COMPONENTS OF CAPITAL

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Other	Unrealized	Total
Ordinary	Long-Term	Loss	October	Book/Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ (812,936)	$ 14,396	$ (798,540)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) and accumulated net realized loss from security transactions are primarily attributable to the adjustments for Fund’s wholly-owned and controlled subsidiary.

Permanent book and tax differences, primarily attributable to net operating losses and adjustments for the Fund’s wholly-owned and controlled subsidiary, resulted in reclassification for the period ended January 31, 2012 as follows: a decrease in paid in capital of $335,155 and a decrease in accumulated net investment loss of $335,155.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2012

7. NEW ACCOUNTING PRONOUNCEMENT

In December of 2011, FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January, 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Our effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial positions or results of operations.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is  required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Grant Park Managed Futures Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities of Grant Park Managed Futures Strategy Fund (the Fund), including the consolidated portfolio of investments, as of January 31, 2012, and the related consolidated statements of operations, changes in net assets and the financial highlights for the period from March 4, 2011 (commencement of operations) through January 31, 2012. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Grant Park Managed Futures Strategy Fund as of January 31, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the period from March 4, 2011 (commencement of operations) through January 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey & Pullen, LLP

Chicago, Illinois

April 2, 2012

Grant Park Managed Futures Strategy Fund

EXPENSE EXAMPLES

January 31, 2012 (Unaudited)

As a shareholder of the Grant Park Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Grant Park Managed Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 through January 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Grant Park Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio(1)	Beginning Account Value 8/1/11	Ending Account Value 1/31/12*	Expenses Paid During Period (1)**	Ending Account Value 1/31/12*	Consolidated Expenses Paid During Period (1)**
Grant Park Managed Futures Strategy Fund:
Class A	3.55%	$1,000.00	$990.90	$17.82	$1,007.31	$17.96
Class C	4.10%	$1,000.00	$987.80	$20.55	$1,004.53	$20.72
Class I	3.23%	$1,000.00	$991.90	$16.24	$1,008.90	$16.37
Class N	3.81%	$1,000.00	$990.90	$16.23	$1,006.01	$16.35
Class W	3.60%	$1,000.00	$989.90	$16.22	$1,007.04	$16.36

(1)

Consolidated expense ratios and consolidated expenses do not include non-controlling interest.

  *  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

 **  Annualized.

Grant Park Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	99	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	99	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)
John V. Palancia (1954)	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	99

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	99	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers (Cont.)

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A

Interested Trustees and Officers (Cont.)

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-501-4758.

Grant Park Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

Approval of Advisory Agreement –Grant Park Managed Futures Strategy Fund

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Knollwood Investment Advisors, LLC (“Knollwood” or the “Adviser”) and the Trust, on behalf of Grant Park Managed Futures Strategy Fund (“Grant Park” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing managed futures products.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.40% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR

Knollwood Investment Advisors, LLC
626 W. Jackson Street

Chicago, IL 60661

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $30,000

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012- $8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012- $8,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/11/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/11/12